Initial Public Offering (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Initial Public Offering [Abstract]
Schedule of Ordinary Shares Reflected on the Balance Sheet	As of September 30, 2023 and December 31, 2022, the Class A ordinary shares reflected on the balance sheet are reconciled in the following table.
	As of September 30, 2023	As of December 31, 2022
Gross proceeds	$78,750,000	$78,750,000
Less:
Proceeds allocated to public warrants and public rights	(6,898,500)	(6,898,500)
Offering costs of public shares	(4,647,702)	(4,647,702)
Redemption of shares	(55,265,334)	—
Plus:
Accretion of carrying value to redemption value	15,597,512	13,835,304
Monthly Extension Fees	375,000	—
Ordinary shares subject to possible redemption	$27,910,976	$81,039,102

As of December 31, 2023 and 2022, the Class A ordinary shares reflected on the balance sheet are reconciled in the following table.

	As of December 31, 2023	As of December 31, 2022
Gross proceeds	$78,750,000	$78,750,000
Less:
Proceeds allocated to public warrants and public rights	(6,898,500)	(6,898,500)
Offering costs of public shares	(4,647,702)	(4,647,702)
Redemption of shares	(55,265,334)	—
Plus:
Accretion of carrying value to redemption value	15,969,750	13,835,304
Monthly extension fees	600,000	—
Ordinary shares subject to possible redemption	$28,508,214	$81,039,102